Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions

NOTE E. RELATED PARTY TRANSACTIONS

The Plan’s holdings of Paychex common stock qualify as party-in-interest transactions. As of December 31, 2025, the Plan held 1,529,093 shares of Paychex common stock at a fair market value of $171,533,653. As of December 31, 2024, the Plan held 1,647,522 shares of Paychex common stock at a fair market value of $231,015,535.

Certain Plan investments are managed by Fidelity. Fidelity serves as trustee, recordkeeper, and custodian of the Plan and, therefore, transactions involving these investments qualify as party-in-interest transactions. The Plan allows participants to borrow from their vested account balance and notes receivable from participants also qualify as party-in-interest transactions. Costs related to administering the Plan are generally paid by the Company. Refer to Note B, Summary of Significant Accounting Policies, for additional information.